Consolidated Statements of Cash Flows - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Loss before tax for the period	SFr (36,872)	SFr (58,656)
Non cash adjustments:
- Financial result	(2,025)	3,292
- Depreciation of property and equipment and right-of-use assets	162	140
- Share-based compensation expense	4,440	1,365
- Interest expense on Series B and C preferred shares		1,266
- Interest on lease liabilities	20	21
- Post-employment (benefits)/loss	(30)	(62)
- Fair value adjustment on warrant liabilities	1,699	2,203
- Merger and listing expense		34,863
Working capital adjustments:
- De/(Increase) in other current assets	4,245	(2,867)
- De/(Increase) in accrued income	(507)	(384)
- De/(Increase) in other non-current assets	(91)	(34)
- (De)/Increase in trade payables	(4,249)	(130)
- (De)/Increase in accrued expenses and other payables	6,151	(9,781)
- (De)/Increase in long-term payables	(378)
Interest received	774	124
Interest paid	(24)	(27)
Taxes paid	(25)	(182)
Net cash outflow from operating activities	(26,710)	(28,849)
Investing activities
Payment for purchase of property and equipment, net	(19)	(24)
Payment for short-term financial assets, net	(20,587)	(72,078)
Net cash outflow from investing activities	(20,606)	(72,102)
Financing activities
Proceeds from EBAC merger and listing		97,436
Transaction costs related to the business combination		(4,544)
Proceeds from sale of shares related to Registered Direct Offering	53,541	38,179
Transactions costs related to equity issuance related to Registered Direct Offering	(1,312)	(2,747)
Transactions costs related to ATM Offering Program	(83)
Transactions costs related to loan facility	(262)
Proceeds from exercises of warrants		494
Proceeds from stock options exercised	262
Principal payment of lease obligation	(104)	(70)
Net cash inflow from financing activities	52,042	128,748
Increase in cash and cash equivalents	4,726	27,797
Cash and cash equivalents, beginning of period	38,327	19,786
Effect of foreign exchange rate changes	799	(5,651)
Cash and cash equivalents, end of period	43,852	41,932
Net cash and cash equivalents variation	4,726	27,797
Supplemental Non-Cash Financing Information
Transaction Costs Recorded In Accrued Expenses And Other Payables	SFr 1,615	SFr 656